Leases - Schedule of Maturities of Lease Liabilities (Details)	Jun. 30, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Remainder of 2025	$ 765,458
2026	1,276,417
2027	102,658
2028	50,867
2029	0
Thereafter	0
Total lease payments	2,195,400
Less imputed interest	132,499
Total	2,062,901
Current portion of lease liabilities	1,452,755
Non current portion of lease liabilities	610,146
Total	$ 2,062,901